Convertible debentures (Tables)	3 Months Ended
Feb. 29, 2020
Related Party Transactions [Abstract]
Schedule of related party transactions
	February 29,	November 30,
	2020	2019
Convertible debenture payable to two directors and officers of the
Company, unsecured, 10% annual interest rate,
payable monthly (“2018 Debenture”)	$482,071	$473,442

Convertible debenture payable to two directors and officers of the
Company, unsecured, 12% annual interest rate,
payable monthly (“2019 Debenture”)	$1,050,000	$1,050,000

Convertible debenture payable to two directors and officers of the
Company, unsecured, 12% annual interest rate,
payable monthly (“November 2019 Debenture”)	$175,060	$221,371
	$1,707,131	$1,744,813

Schedule of promissory notes
	February 29,	November 30,
	2019	2019
	$	$
Promissory notes payable to two directors and officers
of the Company, unsecured, no annual interest
rate on the outstanding loan balance	159,863	159,863

	159,863	159,863